Schedule IV Reinsurance (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross Amount	$ 18,984	$ 19,629	$ 19,536
Ceded to Other Companies	1,320	1,212	1,244
Assumed From Other Companies	342	359	448
Net Amount	18,006	18,776	18,740
Percentage of Amount Assumed to Net	2.00%	2.00%	2.00%
Life Insurance in Force [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross Amount	946,160	992,921	987,104
Ceded to Other Companies	137,719	139,590	135,269
Assumed From Other Companies	48,032	47,365	43,999
Net Amount	856,473	900,696	895,834
Percentage of Amount Assumed to Net	6.00%	5.00%	5.00%
Property and Casualty Insurance [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross Amount	10,484	10,337	10,105
Ceded to Other Companies	796	688	668
Assumed From Other Companies	205	225	256
Net Amount	9,893	9,874	9,693
Percentage of Amount Assumed to Net	2.00%	2.00%	3.00%
Life Insurance and Annuities [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross Amount	6,572	7,170	7,210
Ceded to Other Companies	458	463	518
Assumed From Other Companies	69	71	128
Net Amount	6,183	6,778	6,820
Percentage of Amount Assumed to Net	1.00%	1.00%	2.00%
Accident and Health Insurance [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross Amount	1,928	2,122	2,221
Ceded to Other Companies	66	61	58
Assumed From Other Companies	68	63	64
Net Amount	$ 1,930	$ 2,124	$ 2,227
Percentage of Amount Assumed to Net	4.00%	3.00%	3.00%